BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2015
Business Combination, Separately Recognized Transactions
The outstanding principal balance and the carrying amount of these loans included in the consolidated balance sheet at December 31, 2015, are as follows (dollars in thousands):

Outstanding principal balance	$26,639
Carrying amount	25,332

The Mortgage Connection
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The amounts of the acquired identifiable assets and liabilities as of the acquisition date were as follows (dollars in thousands):

Purchase price:
Cash	$844
Payable	800
Total purchase price	1,644
Identifiable assets:
Intangible	100
Personal property	44
Total assets	144
Liabilities and equity:
Net assets acquired	$144
Goodwill resulting from acquisition	$1,500

Bcb Holding Company
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The amounts of the acquired identifiable assets and liabilities as of the acquisition date were as follows
(dollars in thousands):

Purchase price:
Cash and fair value of common stock	$6,300
Total purchase price	6,300
Identifiable assets:
Cash and due from banks	8,307
Investments	23,423
Loans and leases	38,393
Other Real Estate	571
Core deposit intangible	225
Personal and real property	3,670
Deferred tax asset	2,502
Other assets	305
Total assets	77,396
Liabilities and equity:
Deposits	59,321
Borrowed funds	13,104
Other liabilities	326
Total liabilities	72,751
Net assets acquired	4,645
Goodwill resulting from acquisition	$1,655